Operating Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease, Cost
The components of total lease costs for operating leases for the period presented were as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Operating lease cost	$18,831	$18,886	$16,201
Variable lease cost	13,335	7,024	5,294
Short-term lease cost	483	603	450
Total lease cost	$32,649	$26,513	$21,945

The supplemental cash flow information related to operating leases for the periods presented were as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Cash payments for operating lease liabilities	$18,419	$16,834	$16,020
Operating lease liabilities arising from obtaining new operating lease ROU assets during the period	11,495	11,089	19,343
The weighted-average remaining lease terms and discount rates for operating leases were as follows:

	Year Ended December 31,
	2023	2022	2021
Weighted-average remaining lease term (years)	5.7	6.4	6.5
Weighted-average discount rate	4.6%	4.4%	4.3%

Lessee, Operating Lease, Liability, to be Paid, Maturity
Future minimum lease payments under non-cancellable leases as of December 31, 2023, were as follows:

Amount
(in thousands)
Years ending December 31,
2024	$18,642
2025	12,492
2026	11,910
2027	11,682
2028	11,206
Thereafter	16,383
Total undiscounted lease payments	82,315
Less: imputed interest	(10,882)
Total operating lease liabilities	$71,433